REVENUE (Details - Timing of revenue recognition) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 126,836	$ 2,020,971
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	49,466	788,179
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 77,370	$ 1,232,792